Debt - credit facility (Details)	12 Months Ended
Dec. 31, 2020 EUR (€)
Uncommitted Credit Facility
Line of Credit Facility [Line Items]
Uncommitted credit facility principle amount	€ 50,000,000.0
Borrowings outstanding	€ 0
LIBOR
Line of Credit Facility [Line Items]
Debt basis spread on variable rate	1.00%